Income Taxes - Summary of Income Tax Recovery in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current income taxes recovery	$ (136)	$ (348)	$ (5,822)
Deferred income taxes (recovery)	(65)	111	(13,815)
Income tax recovery on continuing operations (note 26)	(201)	(237)	(19,637)
Total income tax recovery	(201)	(196)	(20,019)
Income Tax Recovery
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax recovery on continuing operations (note 26)	(201)	(237)	(19,637)
Income taxes from discontinued operations (note 6)		41	(382)
Total income tax recovery	$ (201)	$ (196)	$ (20,019)